The Mexico Equity and Income Fund, Inc.
Schedule of Investments
April 30, 2025 (Unaudited)

COMMON STOCKS - 87.3%	Shares		Value
Airports - 7.5%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	65,758		$726,103
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B	108,274		3,429,841
			4,155,944

Auto Parts & Equipment - 3.8%
Nemak, S.A.B. de C.V. (a)(b)	14,359,440		2,116,151

Beverages - 17.5%
Arca Continental, S.A.B. de C.V.	214,520		2,257,489
Coca-Cola FEMSA, S.A.B. de C.V.	211,400		1,991,163
Fomento Economico Mexicano, S.A.B. de C.V. - Series UBD	514,525		5,414,575
			9,663,227

Building Materials - 5.9%
Cemex, S.A.B. de C.V.	2,497,261		1,540,851
Grupo Cementos de Chihuahua, S.A.B. de C.V.	204,551		1,715,327
			3,256,178

Chemicals - 0.0%(c)
Controladora Alpek SAB de CV (a)	0	(d)	0 (d)

Communication Services - 10.8%
America Movil, S.A.B. de C.V. (a)	6,941,168		5,988,861

Construction and Infrastructure - 1.9%
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	94,013		1,051,423

Financial Groups - 5.3%
Grupo Financiero Banorte, S.A.B. de C.V. - Series O	339,854		2,920,486

Food - 4.1%
Grupo Bimbo, S.A.B. de C.V. - Series A	755,118		2,296,101

GICS~Chemicals - 1.3%
Alpek, S.A.B. de C.V.	1,447,133		737,938

GICS~Industrial Conglomerates - 1.9%
Alfa, S.A.B. de C.V. - Series A	1,402,311		1,024,712

GICS~Media - 2.8%
Megacable Holdings, S.A.B. de C.V. - Series A	627,456		1,535,484

Hotels, Restaurants, and Recreation - 2.0%
Alsea, S.A.B. de C.V.	353,876		800,487
Grupe, S.A.B. de C.V. (a)(e)	200,591		327,320
			1,127,807

Mining - 3.8%
Grupo Mexico, S.A.B. de C.V. - Series B	401,274		2,085,098

Railroads - 1.4%
Grupo Traxion S.A.B. de C.V. (a)(b)	893,634		748,701

Real Estate Services - 3.6%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	724,479		1,974,995

Retail - 13.7%
El Puerto de Liverpool, S.A.B. de C.V. - Series C1	249,674		1,146,103
Grupo Comercial Chedraui, S.A. de C.V.	321,158		2,077,075
La Comer S.A.B. de C.V. - Series UBC	350,578		661,987
Wal-Mart de Mexico, S.A.B. de C.V.	1,166,180		3,695,882
			7,581,047
TOTAL COMMON STOCKS (Cost $42,736,285)			48,264,153

EXCHANGE TRADED FUNDS - 5.1%	Shares		Value
iShares USD Treasury Bond 0-1yr UCITS ETF (a)	19,300		2,811,038
TOTAL EXCHANGE TRADED FUNDS (Cost $2,757,954)			2,811,038

REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.3%	Shares		Value
REITS - 3.3%
Prologis Property Mexico, S.A. de C.V.	520,333		1,853,357
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,763,965)			1,853,357

CAPITAL DEVELOPMENT CERTIFICATES - 1.5%	Shares		Value
Atlas Discovery Trust II (a)(e)	300,000		823,727
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $2,148)			823,727

MEXICAN MUTUAL FUNDS - 0.7%	Shares		Value
Scotiabankinverlat - Scotia Gubernamental, S.A. de C.V. S.I.I.D. - Series E1 MXN ACC (a)	1,418,119		396,637
TOTAL MEXICAN MUTUAL FUNDS (Cost $392,410)			396,637

SHORT-TERM INVESTMENTS - 0.3%			Value
Money Market Funds - 0.3%	Shares
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.22% (f)	151,726		151,726
TOTAL SHORT-TERM INVESTMENTS (Cost $151,726)			151,726

TOTAL INVESTMENTS - 98.2% (Cost $47,804,488)			54,300,638
Other Assets in Excess of Liabilities - 1.8%			984,711
TOTAL NET ASSETS - 100.0%			$55,285,349
two			–%
Percentages are stated as a percent of net assets.			–%

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $2,864,852 or 5.2% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)	Rounds to zero.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,151,047 or 2.1% of net assets as of April 30, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	47,936,833	–	327,320	48,264,153
Exchange Traded Funds	2,811,038	–	–	2,811,038
Real Estate Investment Trusts - Common	1,853,357	–	–	1,853,357
Capital Development Certificates	–	–	823,727	823,727
Mexican Mutual Funds	396,637	–	–	396,637
Money Market Funds	151,726	–	–	151,726
Total Investments	53,149,591	–	1,151,047	54,300,638

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

  The accompanying notes are an integral part of these financial statements.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Capital Development Certificates
Balance as of July 31, 2024	$372,522	$709,036
Acquisitions	-	-
Dispositions	-	-
Corporate Action	-	-
Realized gain	-	-
Change in unrealized appreciation/(depreciation)	(45,202)	114,691
Balance as of April 30, 2025	$327,320	$823,727

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at April 30, 2025	$(45,202)	$114,691

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2025:

	Fair Value April 30, 2025	Valuation Methodologies	Unobservable Input (1)	Impact to valuation from an increase to input	Range
Common Stock	$ 327,320	Lower of Market Comparables or bid/ask	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	30%
Capital Development Certificates	$ 823,727	Market Comparables/ Sum of the Parts Valuation (2)	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	15%

[1]
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

[2]
For the Sum of the Parts valuation, the valuation provides a range of values for a company's equity by aggregating each of its business units (private and public) and arriving at a single total enterprise value.